Consolidated Statement of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of comprehensive income [abstract]
Profit for the year	¥ 335,661	$ 48,283	¥ 407,894	¥ 779,326
Items that may be reclassified to profit or loss in subsequent periods, net of tax:
Foreign currency translation	88,708	12,760	(36,685)	(63,864)
Net fair value change on debt instruments at fair value through other comprehensive income	409	59	63,890	(2,752)
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods, representing other comprehensive income for the year, net of tax	89,117	12,819	27,205	(66,616)
Total comprehensive income for the year, net of tax	424,778	61,102	435,099	712,710
Attributable to:
Equity holders of the Company	292,369	42,056	293,240	492,966
Non-controlling interests	132,409	19,046	141,859	219,744
Total comprehensive income for the year, net of tax	¥ 424,778	$ 61,102	¥ 435,099	¥ 712,710